INTANGIBLE ASSETS, Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS
2025	$ 350
2026	350
2027	321
Net Carrying Amount	$ 1,021	$ 1,580